SUMMARY OF ACCOUNTING POLICIES (Detail Textuals 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares under ESOP	187,000
New loan amount	$ 1,500,000
Term of completed year of service	1 year
Repayment of a loan	1,900,000	832,000
Fair value of the unearned ESOP	1,900,000	531,000
Expense related to the ESOP	381,000	307,000	301,000
Number of shares nonvested	17,317	20,840	23,940
Weighted average grant date fair value	$ 3.29	$ 4.00	$ 3.52
Management Recognition Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares awarded board of directors, management and certain employees	166,608
Vesting period of options granted	5 years
Expense recognized under the MRP	$ 36,000	$ 34,000	$ 156,000
Shares were awarded under the Corporation's MRP	2,550	3,214	2,892
Weighted average grant price	$ 11.02	$ 11.02	$ 11.02
Number of shares vested	2,656
Average vesting price	$ 9.51
Number of shares nonvested	8,411	14,923
Weighted average grant date fair value	$ 13.50	$ 13.50